Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Insurance sales commissions	$ 1,741,975	$ 1,225,497
Lead sales commissions	750,690	700,463
Total commission	2,492,664	1,925,960
Cost of sales	(1,183,810)	(1,046,887)
Gross profit	1,308,854	879,073
EXPENSES:
Consulting fees	144,698	102,457
Contract labor	324,622	836,187
Payroll and related taxes	551,449	200,692
Computer/internet expenses	23,606	46,425
Credit card processing fee	18,114	35,302
Stock issued for services rendered	345,000	9,961,251
Professional fees	48,523	23,250
Insurance expenses	62,458	37,070
Rent	67,357	80,737
Other general and administrative expenses	347,767	108,671
Total expenses	1,933,593	11,432,042
Income (loss) from operations	(624,739)	(10,552,969)
Interest income	15	198
Loss before income taxes	(624,724)	(10,552,771)
Provision for income taxes
NET (LOSS)	$ (624,724)	$ (10,552,771)
Basic and fully diluted net (loss) per common share:	$ (0.01)	$ (0.56)
Weighted average common shares outstanding	75,681,505	18,795,185